WARRANTS (Tables)	12 Months Ended
Dec. 31, 2023
Warrants
Schedule of warrants

	Warrants Issued	Weighted Average Exercise Price	Weighted Average Contract Terms Years
Balance as of December 31, 2022	316,158	0.4744455	0.36
Granted	-	-	-
Exercised	-	-	-
Expired	(316,158)	-	-
Balance as of December 31, 2023	-	-	-